Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 20, 2013	Dec. 31, 2011	Oct. 03, 2011	Sep. 30, 2010
Compensation Related Costs Disclosure [Line Items]
Percentage of common stock dividend						2.00%	2.00%
Fully vested options		20,808	20,808		31,212
Board of Directors granted options to purchase, Shares of common stock	0	0	0
1999 Stock Option Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans	403,360
Fully vested options			20,808
2000 Stock Option Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans	40,000
Exercise price per share	10.00
Board of Directors granted options to purchase, Shares of common stock	40,000
2004 Long Term Incentive Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans	200,000
Stock options vesting period	4 years
Shares issued under long-term incentive plan				$ 0
Compensation expense	164,000	115,000	99,000
2004 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans	22,378	21,559	10,392
Restricted stock granted by Compensation Committee, market value	260,000	232,000	73,800
2013 Long Term Incentive Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans				300,000
2013 Long Term Incentive Plan [Member] | Minimum [Member]
Compensation Related Costs Disclosure [Line Items]
Stock options vesting period				3 years
2013 Long Term Incentive Plan [Member] | Maximum [Member]
Compensation Related Costs Disclosure [Line Items]
Stock options vesting period				4 years
401(k) [Member]
Compensation Related Costs Disclosure [Line Items]
Employee contributions of earnings in the plan	15.00%
Management matching contribution in the plan	4.00%
Additional compensation without regards to the employee contribution	4.00%
Company contributions, expense	769,000	737,000	627,000
Company contributions forfeited by employees	43,000	22,000	59,000
Deferred Compensation Plans [Member]
Compensation Related Costs Disclosure [Line Items]
Deferred compensation arrangement number of installments related to distributions paid	15 years
Original face value of all deferred compensation contracts	668,000
Accrued value of all deferred compensation contracts	292,000
Cash remittances on deferred compensation contracts per year	12,000
HopFed Bancorp Long Term Incentive Plans [Member] | HopFed [Member]
Compensation Related Costs Disclosure [Line Items]
Restricted shares available from the HOPFED Bancorp	256,290